Post-employee benefit plans - Interest cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (72)	$ (81)
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	(18)	(24)
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (54)	$ (57)